Statement of compliance - Additional Information (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) segment item division	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
Number of distinct businesses | item	2
Number of reportable segments | segment	6
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R 16,619	R (111,926)	R 8,434
Earnings/(loss) for the year	R 10,532	(91,917)	5,165
Revision
Disclosure of operating segments
Earnings/(loss) before interest and tax (EBIT/(LBIT))		(896)	(1,263)
Earnings/(loss) for the year		(645)	R (909)
Ammonia value chain | Revision
Disclosure of operating segments
Earnings/(loss) before interest and tax (EBIT/(LBIT))		(1,300)
Earnings/(loss) for the year		R (937)
Chemicals Business
Disclosure of operating segments
Number of reportable segments | segment	3
Number of divisions | division	4